Financing Receivables - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Past Due Financing Receivable
Amortized cost	$ 12,639	$ 12,716
Client Financing Receivables
Past Due Financing Receivable
Amortized cost	10,418	10,863
Amortized Cost Not Accruing	97	110
Impaired financing receivables, related allowance	94	106
Client Financing Receivables | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	103	151
Amortized Cost > 90 Days and Accruing	8	43
Billed Invoices > 90 Days and Accruing	1	7
Client Financing Receivables | Americas
Past Due Financing Receivable
Amortized cost	5,861	6,488
Amortized Cost Not Accruing	62	71
Client Financing Receivables | Americas | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	66	111
Amortized Cost > 90 Days and Accruing	7	40
Billed Invoices > 90 Days and Accruing	1	6
Client Financing Receivables | EMEA
Past Due Financing Receivable
Amortized cost	3,128	3,007
Amortized Cost Not Accruing	28	31
Client Financing Receivables | EMEA | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	29	31
Amortized Cost > 90 Days and Accruing	1	1
Billed Invoices > 90 Days and Accruing	0	1
Client Financing Receivables | Asia Pacific
Past Due Financing Receivable
Amortized cost	1,429	1,368
Amortized Cost Not Accruing	7	8
Client Financing Receivables | Asia Pacific | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	8	9
Amortized Cost > 90 Days and Accruing	0	1
Billed Invoices > 90 Days and Accruing	$ 0	$ 0